Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued research and development expense	$ 1,754,083	$ 1,799,583
Accrued directors and officers (owners) compensation	1,358,293	1,025,867
Cash portion of the Lind Note repayments	492,376	127,759
Accrued compensation and employee benefits	86,744	126,106
Others	470,133	430,107
Total	$ 4,161,629	$ 3,509,422